Investments in affiliates (Tables)	6 Months Ended
Jun. 30, 2019
Investments in affiliates
Consolidated wholly owned subsidiaries

As of June 30, 2019, Gemini consolidated its wholly owned subsidiaries listed below:

		Year		Date of vessel
Company	Vessel Name	Built	TEU	delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Catherine C	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	Leo C	2002	6,422	February 4, 2016
Springer Shipping Co	—	—	—	—

Summary of the financial information for equity accounted investments

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	As of	As of
	June 30, 2019	December 31, 2018
Current assets	$4,355	$8,327
Non-current assets	$45,173	$41,155
Current liabilities	$9,252	$5,201
Non-current liabilities	$25,355	$29,254

	Six months ended	Six months ended
	June 30, 2019	June 30, 2018
Net operating revenues	$7,451	$8,625
Net income/(loss)	$(106)	$376